Inventories, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Provision for obsolete inventories	$ 6,569	$ 680	$ 12,667	$ 1,326	$ 1,343	$ 4,233	$ 13,622